CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2024
CASH FLOW INFORMATION
CASH FLOW INFORMATION

12.    CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	06/30/2024	06/30/2023	06/30/2022
Investment activities
Net assets acquisition by business combination	1,297,882	152,070,313	—
Investment in-kind in other related parties (Note 17)	2,409,244	1,163,384	1,580,556
Capitalization of interest on buildings in progress	124,098	74,710	—
Financed sale of property, plant and equipment	—	—	1,734,281
Reclasification from Investment properties to property, plant and equipment	—	3,589,749	—
Sale of Moolec Science S.A. equity investment	(900,000)	(133,079)	—
Non-monetary contributions in joint ventures and associates	—	—	3,000
	2,931,224	156,765,077	3,317,837

	06/30/2024	06/30/2023	06/30/2022
Financing activities
Capitalization of convertible notes (Note 7.13)	—	12,211,638	36,244,460
Purchase of own shares	—	(24,025,718)	—
Acquisition of non-controlling interest in subsidiaries	—	—	255,893
	—	(11,814,080)	36,500,353

The Group has incorporated the assets and liabilities from Natal Agro S.R.L. and Pro Farm Group Inc mentioned in Note 6.

Disclosure of changes in liabilities arising from financing activities:

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2022	145,478,637	12,902,790	12,559,071	170,940,498
Proceeds	24,817,888	—	55,000,000	79,817,888
Payments	(13,596,339)	(3,148,617)	—	(16,744,956)
Conversion of Convertible Notes (Note 7.13)	—	—	(9,109,516)	(9,109,516)
Interest payment	(12,873,219)	—	(5,173,742)	(18,046,961)
Exchange differences, currency translation differences and other financial results	24,483,638	(4,760,917)	21,937,333	41,660,054
As of June 30, 2023	168,310,605	4,993,256	75,213,146	248,517,007

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2023	168,310,605	4,993,256	75,213,146	248,517,007
Proceeds	135,818,247	—	—	135,818,247
Payments	(109,702,266)	(2,912,171)	—	(112,614,437)
Financing for assets acquisitions	743,279	1,119,975	—	1,863,254
Interest payment	(20,552,108)	—	(4,172,328)	(24,724,436)
Exchange differences, currency translation differences and other financial results	4,234,323	4,117,445	9,768,868	18,120,636
As of June 30, 2024	178,852,080	7,318,505	80,809,686	266,980,271